 Statement of Additional Information (SAI) Supplement – July 28, 2011*

For the SAI dated April 29, 2011 for the following funds:
Columbia Variable Portfolio – Core Equity Fund
Columbia Variable Portfolio – Dynamic Equity Fund
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio – S&P 500 Index Fund

Effective August 1, 2011, the information in “Table 15. Portfolio Managers” for the above mentioned funds is superseded and herby replaced with the following:

Information provided as of Dec. 31, 2010, unless otherwise noted.

Table 15. Portfolio Managers

Other Accounts Managed (excluding the fund)
Potential
			Approximate		Ownership	Conflicts
		Number and type	Total Net	Performance	of Fund	of	Structure of
Fund	Portfolio Manager	of account(a)	Assets	Based Accounts(b)	Shares(c)	Interest	Compensation
Core Equity	Brian M. Condon	6 RICs 5 other accounts	$6.23 billion $0.72 million	6 RICs ($6.23 B)	None	(1)	(10)

	Oliver Buckley(d)	7 other accounts	$5.0 million	None

Dynamic Equity	Brian M. Condon	6 RICs 5 other accounts	$5.04 billion $0.72 million	6 RICs ($5.04 B)	None	(1)	(10)

	Oliver Buckley(d)	7 other accounts	$5.0 million	None

Mid Cap Growth Opportunity	George J. Meyers(d)	6 RICs 2 PIVs 239 other accounts	$4.05 billion $195.39 million $358.3 million	None

	Wayne M. Collette(d)	7 RICs 2 PIVs 245 other accounts	$4.32 billion $195.39 million $359.9 million	None	None	(1)	(10)

	Lawrence W. Lin(d)	6 RICs 2 PIVs 246 other accounts	$4.05 billion $195.39 million $359.2 million	None

	Brian D. Neigut(d)	6 RICs 2 PIVs 248 other accounts	$4.05 billion $195.39 million $358.9 million	None

S&P 500 Index	Alfred F. Alley III	8 RICs 4 other accounts	$8.30 billion $0.11 million	2 RICs ($175.59 M)	None	(1)	(10)

	Vadim Shteyn(d)	3 RICs 12 other accounts	$800 million $1.6 billion	None

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d)	The portfolio manager began managing the fund effective Aug. 1, 2011; reporting information is provided as of June 30, 2011.

The rest of this section remains the same.

*Valid until next update

S-6466-163 A (7/11)